Shareholder Report	12 Months Ended	120 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000220403
Shareholder Report [Line Items]
Fund Name	Sterling Capital Focus Equity ETF
Trading Symbol	LCG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sterling Capital Focus Equity ETF for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sterlingcapital.com/etf/. You can also request this information by contacting us at (888) 228-1872.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com/etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Focus Equity ETF	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Focus Equity ETF - NAV	Russell 1000® Growth Index	Russell 3000® Total Return Index
08/26/20	$10,000	$10,000	$10,000
05/31/21	$11,032	$11,400	$12,513
05/31/22	$8,416	$10,687	$12,052
05/31/23	$9,676	$11,708	$12,297
05/31/24	$10,496	$15,641	$15,689

Average Annual Return [Table Text Block]
Class Name	1 Year	Since Inception (August 26, 2020)
Sterling Capital Focus Equity ETF - NAV	8.47%	1.30%
Sterling Capital Focus Equity ETF - Market Price	8.34%	1.28%
Russell 1000® Growth Index	33.60%	12.63%
Russell 3000® Total Return Index	27.58%	12.72%

Performance Inception Date		Aug. 26, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,322,485	$ 62,322,485
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 374,147
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,322,485 Number of Portfolio Holdings20 Advisory Fee $374,147 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Adyen N.V.	15.8%
S&P Global, Inc.	8.5%
CoStar Group, Inc.	7.6%
IDEXX Laboratories, Inc.	6.5%
Shopify, Inc., Class A	5.9%
Alphabet, Inc., Class C	4.7%
MSCI, Inc.	4.7%
Okta, Inc.	4.5%
Amazon.com, Inc.	4.5%
HubSpot, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

As previously announced, Guardian Capital Group Limited (“Guardian”) entered into a unit purchase agreement under which Guardian’s wholly-owned subsidiary, Guardian Capital, would acquire 100% of the ownership interests of Sterling Capita Management LLC (“Sterling Capital”) from Truist Financial Corporation (the “Acquisition”). The closing of the Acquisition (the “Closing”) occurred on July 2, 2024.

Effective upon the Closing of the Acquisition, Sterling Capital is a wholly-owned subsidiary of Guardian Capital and an indirect, wholly-owned subsidiary of Guardian. Guardian has indicated that it plans to operate Sterling Capital as a standalone entity, led by the current team of management and senior professionals.

Pursuant to the requirements of the Investment Company Act of 1940 (“1940 Act”) and the terms of the prior investment advisory agreement between Sterling Capital and the Fund (the “Prior Agreement”), the Acquisition resulted in the automatic termination of the Prior Agreement.

In anticipation of the termination of the Prior Agreement, the Board of Trustees of the Trust approved a new investment advisory agreement containing substantially similar terms as the Prior Agreement, including identical advisory fees (the “New Agreement”). At a special shareholder meeting held on June 24, 2024, shareholders approved the New Agreement with respect to the Fund. Accordingly, the New Agreement took effect with respect to each of the Approved Funds as of the Closing.

This is a summary of certain changes to the Fund since May 31, 2023.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 1, 2024 at www.sterlingcapital.com/etf/ or at (888) 637-7798.